BASIS OF PRESENTATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details) (USD $)	12 Months Ended		12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2012 Minimum [Member]	Dec. 31, 2012 Maximum [Member]	Dec. 31, 2012 Foreign Exchange RMB [Member]	Dec. 31, 2011 Foreign Exchange RMB [Member]	Dec. 31, 2010 Foreign Exchange RMB [Member]	Dec. 31, 2012 Foreign Exchange HKD [Member]	Dec. 31, 2011 Foreign Exchange HKD [Member]	Dec. 31, 2010 Foreign Exchange HKD [Member]
Accounting Policies [Line Items]
Foreign exchange rate					6.2301	6.2939	6.600	7.7507	7.7663	7.7810
Average exchange rate					6.2990	6.4475	6.7604	7.7556	7.7793	7.7700
Notes receivable	$ 433,379	$ 568,328
Land use rights amortization period			43 years	50 years
VAT added to invoices	17.00%